Exhibit 99.1

VLS Commercial Mortgage Trust 2020-LAB
Commercial Mortgage Pass-Through Certificates, Series 2020-LAB

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

14 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re: VLS Commercial Mortgage Trust 2020-LAB (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-LAB (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 October 2020

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes evidencing a 10-year fixed rate interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first priority deed of trust on the borrowers’ fee simple interests in two life science and office properties located at 1 and 2 Tower Place in south San Francisco, California (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 6 November 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”) and
c.	Use the “Mortgage Loan Original Balance Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Amount ($)”) and
ii.	The principal balance as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Mortgage Loan Original Balance Amount ($),
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment ($) and
ii.	Mortgage Loan Annual Debt Service Payment ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance Amount ($),” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

9.	Using the:
a.	Mortgage Loan Annual Debt Service Payment ($),
b.	Net Operating Income UW,
c.	Net Cash Flow UW,
d.	Mortgage Loan Cut-off Date Amount ($),
e.	Mortgage Loan Balloon Balance ($),
f.	Appraised Value,
g.	As-Is Appraised Value and
h.	NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI Debt Yield,
iv.	Mortgage Loan UW NCF Debt Yield,
v.	Mortgage Loan Cut-off Date LTV,
vi.	Mortgage Loan Maturity Date LTV,
vii.	Mortgage Loan Amount per SF ($),
viii.	Appraised Value per SF and
ix.	As-Is Appraised Value per SF

of the Mortgage Loan, and with respect to items viii. and ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 4

9. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “Appraised Value” to recalculate the characteristics listed in v. through vi. above,
b.	Round the characteristics listed in i. through ii. above to two decimal places and
c.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

10.	Using the:
a.	Largest Tenant (by UW Base Rent) NRA,
b.	2nd Largest Tenant (by UW Base Rent) NRA,
c.	3rd Largest Tenant (by UW Base Rent) NRA and
d.	NRA,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant (by UW Base Rent) % of NRA,
ii.	2nd Largest Tenant (by UW Base Rent) % of NRA and
iii.	3rd Largest Tenant (by UW Base Rent) % of NRA

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	13 October 2020

Guaranty Agreement (see Note 1)	13 October 2020

Assignment and Subordination of Management Agreement (see Note 1)	13 October 2020

Affiliated Agreements Subordination Agreement (see Note 1)	13 October 2020

Non-Consolidation Opinion (see Note 1)	13 October 2020

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	29 September 2020

Appraisal Reports	29 September 2020

Phase I Environmental Report	September 2020

Engineering Reports	21 September 2020

Seismic Reports	4 September 2020

Underwriting Summary	Not Dated

Underwritten Rent Roll	1 August 2020

Pro Forma Title Policy	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Tenant Lease Agreements	Various

Lease Abstracts	Various

Tenant Estoppels	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Submarket Report	31 July 2020

Life Science Market Reports	Not Dated

Ventas Investor Presentations	Various

Healthcare Market Reports	Various

Employment Reports	Not Dated

Fluidigm Corporation 10-Q Report	7 August 2020

Tenant Market Cap Report	30 September 2020

Genentech Biography	Not Dated

Population Report	March 2018

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip	USPS Internet Site (www.usps.gov)
Market	Appraisal Report
Sub-Market	Appraisal Report
Built	Appraisal Report
Renovated	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
NRA	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
As-Is Appraised Value	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Appraised Value (see Note 2)	Appraisal Report
Appraised Value Date (see Note 2)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report
PML (SEL)	Seismic Report
PML (SUL)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Largest Tenant (by UW Base Rent) Tenant Name	Underwritten Rent Roll
Largest Tenant (by UW Base Rent) Lease Start	Underwritten Rent Roll
Largest Tenant (by UW Base Rent) Lease Exp.	Underwritten Rent Roll
Largest Tenant (by UW Base Rent) NRA	Underwritten Rent Roll
Largest Tenant (by UW Base Rent) UW Base Rent ($)	Underwritten Rent Roll
Largest Tenant (by UW Base Rent) UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Tenant (by UW Base Rent) Tenant Name	Underwritten Rent Roll
2nd Largest Tenant (by UW Base Rent) Lease Start	Underwritten Rent Roll
2nd Largest Tenant (by UW Base Rent) Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant (by UW Base Rent) NRA	Underwritten Rent Roll
2nd Largest Tenant (by UW Base Rent) UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Tenant (by UW Base Rent) UW Gross Rent ($)	Underwritten Rent Roll
3rd Largest Tenant (by UW Base Rent) Tenant Name	Underwritten Rent Roll
3rd Largest Tenant (by UW Base Rent) Lease Start	Underwritten Rent Roll
3rd Largest Tenant (by UW Base Rent) Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant (by UW Base Rent) NRA	Underwritten Rent Roll
3rd Largest Tenant (by UW Base Rent) UW Base Rent ($)	Underwritten Rent Roll
3rd Largest Tenant (by UW Base Rent) UW Gross Rent ($)	Underwritten Rent Roll
Number of Tenants	Underwritten Rent Roll
Occupancy (Office)	Underwritten Rent Roll
Occupancy Date (Office)	Underwritten Rent Roll
Number of Tenants (Office)	Underwritten Rent Roll
% of UW Base Rent (Office)	Underwritten Rent Roll
% of UW Gross Rent (Office)	Underwritten Rent Roll
Occupancy (Life Science)	Underwritten Rent Roll
Occupancy Date (Life Science)	Underwritten Rent Roll
Number of Tenants (Life Science)	Underwritten Rent Roll
% of UW Base Rent (Life Science)	Underwritten Rent Roll
% of UW Gross Rent (Life Science)	Underwritten Rent Roll
Number of Investment Grade Tenants	Underwritten Rent Roll
NRA Leased by Investment Grade Tenants	Underwritten Rent Roll
% of NRA Leased by Investment Grade Tenants	Underwritten Rent Roll
UW Base Rent from Investment Grade Tenants	Underwritten Rent Roll
% of UW Base Rent from Investment Grade Tenants	Underwritten Rent Roll
Weighted Average Lease Expiration Date	Underwritten Rent Roll
Weighted Average Remaining Lease Term (Years)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

In-Place Base Rent 2019	Underwriting Summary
In-Place Base Rent June 2020 TTM	Underwriting Summary
In-Place Base Rent Sponsor Year 1	Underwriting Summary
In-Place Base Rent UW	Underwriting Summary
Historical Free Rent / UW Rent Steps 2019	Underwriting Summary
Historical Free Rent / UW Rent Steps June 2020 TTM	Underwriting Summary
Historical Free Rent / UW Rent Steps Sponsor Year 1	Underwriting Summary
Historical Free Rent / UW Rent Steps UW	Underwriting Summary
Expense Recoveries 2019	Underwriting Summary
Expense Recoveries June 2020 TTM	Underwriting Summary
Expense Recoveries Sponsor Year 1	Underwriting Summary
Expense Recoveries UW	Underwriting Summary
Potential Income from Vacant Space 2019	Underwriting Summary
Potential Income from Vacant Space June 2020 TTM	Underwriting Summary
Potential Income from Vacant Space Sponsor Year 1	Underwriting Summary
Potential Income from Vacant Space UW	Underwriting Summary
Total Gross Potential Rent 2019	Underwriting Summary
Total Gross Potential Rent June 2020 TTM	Underwriting Summary
Total Gross Potential Rent Sponsor Year 1	Underwriting Summary
Total Gross Potential Rent UW	Underwriting Summary
Economic Vacancy 2019	Underwriting Summary
Economic Vacancy June 2020 TTM	Underwriting Summary
Economic Vacancy Sponsor Year 1	Underwriting Summary
Economic Vacancy UW	Underwriting Summary
EGI Before Other Income 2019	Underwriting Summary
EGI Before Other Income June 2020 TTM	Underwriting Summary
EGI Before Other Income Sponsor Year 1	Underwriting Summary
EGI Before Other Income UW	Underwriting Summary
Other Income 2019	Underwriting Summary
Other Income June 2020 TTM	Underwriting Summary
Other Income Sponsor Year 1	Underwriting Summary
Other Income UW	Underwriting Summary
EGI 2019	Underwriting Summary
EGI June 2020 TTM	Underwriting Summary
EGI Sponsor Year 1	Underwriting Summary
EGI UW	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

Management Fee 2019	Underwriting Summary
Management Fee June 2020 TTM	Underwriting Summary
Management Fee Sponsor Year 1	Underwriting Summary
Management Fee UW	Underwriting Summary
Cleaning 2019	Underwriting Summary
Cleaning June 2020 TTM	Underwriting Summary
Cleaning Sponsor Year 1	Underwriting Summary
Cleaning UW	Underwriting Summary
Repairs & Maintenance 2019	Underwriting Summary
Repairs & Maintenance June 2020 TTM	Underwriting Summary
Repairs & Maintenance Sponsor Year 1	Underwriting Summary
Repairs & Maintenance UW	Underwriting Summary
General & Administrative 2019	Underwriting Summary
General & Administrative June 2020 TTM	Underwriting Summary
General & Administrative Sponsor Year 1	Underwriting Summary
General & Administrative UW	Underwriting Summary
Utilities 2019	Underwriting Summary
Utilities June 2020 TTM	Underwriting Summary
Utilities Sponsor Year 1	Underwriting Summary
Utilities UW	Underwriting Summary
Amenities Expense 2019	Underwriting Summary
Amenities Expense June 2020 TTM	Underwriting Summary
Amenities Expense Sponsor Year 1	Underwriting Summary
Amenities Expense UW	Underwriting Summary
Real Estate Taxes 2019	Underwriting Summary
Real Estate Taxes June 2020 TTM	Underwriting Summary
Real Estate Taxes Sponsor Year 1	Underwriting Summary
Real Estate Taxes UW	Underwriting Summary
Insurance 2019	Underwriting Summary
Insurance June 2020 TTM	Underwriting Summary
Insurance Sponsor Year 1	Underwriting Summary
Insurance UW	Underwriting Summary
Total Operating Expenses 2019	Underwriting Summary
Total Operating Expenses June 2020 TTM	Underwriting Summary
Total Operating Expenses Sponsor Year 1	Underwriting Summary
Total Operating Expenses UW	Underwriting Summary
Net Operating Income 2019	Underwriting Summary
Net Operating Income June 2020 TTM	Underwriting Summary
Net Operating Income Sponsor Year 1	Underwriting Summary
Net Operating Income UW	Underwriting Summary
Replacement Reserves 2019	Underwriting Summary
Replacement Reserves June 2020 TTM	Underwriting Summary
Replacement Reserves Sponsor Year 1	Underwriting Summary
Replacement Reserves UW	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

TI/LC 2019	Underwriting Summary
TI/LC June 2020 TTM	Underwriting Summary
TI/LC Sponsor Year 1	Underwriting Summary
TI/LC UW	Underwriting Summary
Net Cash Flow 2019	Underwriting Summary
Net Cash Flow June 2020 TTM	Underwriting Summary
Net Cash Flow Sponsor Year 1	Underwriting Summary
Net Cash Flow UW	Underwriting Summary

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Loan Agreement
Monthly Tax Escrow ($)	Loan Agreement
Tax Escrow Springing Conditions	Loan Agreement
Upfront Insurance Escrow ($)	Loan Agreement
Monthly Insurance Escrow ($)	Loan Agreement
Insurance Escrow Springing Conditions	Loan Agreement
Upfront Immediate Repairs Reserve ($)	Loan Agreement
Upfront CapEx Reserve ($)	Loan Agreement
Monthly CapEx Reserve ($)	Loan Agreement
CapEx Reserve Springing Conditions	Loan Agreement
CapEx Escrow Cap ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement
TI/LC Reserve Springing Conditions	Loan Agreement
TI/LC Reserve Cap ($)	Loan Agreement
Upfront Other Reserve	Loan Agreement
Ongoing Other Reserve	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Other Reserve 2	Loan Agreement
Ongoing Other Reserve 2	Loan Agreement
Other Reserve Description 2	Loan Agreement
Initial Other Escrow 3	Loan Agreement
Ongoing Other Escrow 3	Loan Agreement
Other Escrow 3 Description	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance Amount ($)	Loan Agreement
Interest Accrual Period	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Lockbox (see Note 5)	Loan Agreement
Lockbox Type (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement
Cash Management Triggers	Loan Agreement
Prepayment String	Loan Agreement
Borrower Name	Loan Agreement
Borrower Entity Type	Loan Agreement
Carveout Guarantor	Guaranty Agreement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Future Debt Permitted?	Loan Agreement
Ownership Interest	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value” and “Appraised Value Date” characteristics for each Property, the Depositor instructed us to use the corresponding appraised value and date associated with such “Appraised Value Type,” as shown in the applicable Source Document(s), for the “Appraised Value” and “Appraised Value Date” characteristics.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant with the same lease expiration date at each Property and for those tenants with multiple lease start dates, to use the lease start date for the lease with the earliest date, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the borrower(s) to establish a lockbox account as of the “Origination Date,” as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Inclusion Indicator
Number of Properties
Property Name
Phase II Required
Origination Date
Interest Rate
ACM O&M Plan
Appraised Value Type
Future Debt Description
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.